Securities Available-for-Sale (Detail) £ in Thousands, $ in Thousands, shares in Millions	12 Months Ended
	Jun. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 GBP (£)	Sep. 09, 2016 GBP (£)	Aug. 11, 2016 GBP (£) shares	Jun. 30, 2016 USD ($)	Apr. 15, 2016 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 4,230	$ 1,810				$ 885
Gross unrealized gains	0	279				0
Gross unrealized losses	0	(191)				(284)
Fair value	4,230	1,898				601
Notes payable	0	$ 104				$ 783
One Stone | One Stone Exchange Agreement | Investor
Schedule of Available-for-sale Securities [Line Items]
Notes payable							$ 625
Central Petroleum Limited
Schedule of Available-for-sale Securities [Line Items]
Impairment on AFS securities	14,900
Other investment
Schedule of Available-for-sale Securities [Line Items]
Impairment on AFS securities	$ 171
Weald ATA, IoW ATA, and Settlement Agreement | Subsidiary | UKOG | UK Oil and Gas Investments
Schedule of Available-for-sale Securities [Line Items]
Investment owned, value | £			£ 930	£ 958	£ 703
Shares issued (in shares) | shares					50.9